Reverse Merger - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended			0 Months Ended		0 Months Ended	3 Months Ended
	Jun. 25, 2013	Jan. 31, 2013	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012	Jan. 31, 2014 Teckmine [Member]	Jan. 31, 2013 Teckmine [Member]	Jun. 25, 2013 2014 Private Placements [Member]	Mar. 31, 2014 2014 Private Placements [Member]
Common Stock, Shares issued	32,500,000
Post-transaction ownership percentage	60.90%
Common Stock Share Issued			53,394,000	71,299,899	32,500,000			10,000,000
Common stock, Per Share			$ 0.001	$ 0.001	$ 0.001			$ 0.25
Issuance of Common Stock, Proceed			$ 2,209,600					$ 2,500,000
Issuance cost								290,400
Conversion of Convertible Promissory Notes							$ 200,000
Debt Instrument Interest Rate							12.00%		15.00%
Debt Instrument Conversion Price							$ 0.25		$ 5.00
Conversion of Convertible Promissory Notes						800,000
Common stock warrant		200,000							5,475,000
Warrants to purchase, exercise price		0.25							5.00
Warrant exercise period		5 years							5 years